Income Taxes (Details) - Schedule of net deferred tax asset - Gx Acquisition Corp [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax (liability) asset
Unrealized (gain) loss on marketable securities	$ (602)	$ 1,653
Total deferred tax (liability) assets	(602)	1,653
Valuation Allowance
Deferred tax (liability) asset, net of allowance	$ (602)	$ 1,653